Note 12 - Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

12. Geographic Information

Revenues by geographic area are based on the deployment site location of the end customers. Substantially all of the revenues from North America are generated from the United States of America. Geographic area information related to revenues from customers for the period from April 20, 2013 through September 30, 2013 and for the nine months ended October 31, 2012:

Region	September 30, 2013	October 31, 2012
North America	$22,364,518	$19,897,356
Europe, Middle East, and Asia	8,268,332	7,471,878
Total	$30,632,850	$27,369,234

The vast majority of the Company's long-lived assets are located in the United States.

10. Geographic Information

Revenues by geographic area are based on the deployment site location of the end customers. Substantially all of the revenues from North America are generated from the United States of America. Geographic area information related to revenues from customers for the years ended January 31, 2013, 2012 and 2011 are as follows:

	Years Ended January 31,
	2013	2012	2011
Region
North America	$29,750,058	$29,610,611	$30,430,458
Europe, Middle East, and Asia	12,778,333	11,215,879	9,280,063
Total	$42,528,391	$40,826,490	$39,710,521

Geographic area information related to long-lived assets as of January 31, 2013, 2012 and 2011 are as follows:

	January 31,
	2013	2012	2011
Region
North America	$1,111,651	$1,622,079	$2,461,257
Europe, Middle East, and Asia	647,915	766,250	865,528
Total	$1,759,566	$2,388,329	$3,326,785